UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period: 2/28/13

Item 1.  Reports to Stockholders.

SFG Futures Strategy Fund

Semi-Annual Report

February 28, 2013

1-855-256-0149

www.sfgalternatives.com

SFG Futures Strategy Fund
PORTFOLIO REVIEW
February 28, 2013 (Unaudited)

The fund's performance figures* for the period ended February 28, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception **
SFG Futures Strategy Fund - Class A	(2.91)%	(4.27)%	(3.76)%
SFG Futures Strategy Fund - Class A with load	(7.24)%	(8.57)%	(7.48)%
SFG Futures Strategy Fund - Class C	(3.26)%	(4.71)%	(4.14)%
SFG Futures Strategy Fund - Class I	(2.73)%	(3.90)%	(3.44)%
SFG Futures Strategy Fund - Class N	(4.37)%	(5.71)%	(5.00)%
S&P 500 Total Return ***	8.95%	13.46%	20.01%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ****	0.05%	0.11%	0.09%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-256-0149.

** Inception date is December 30, 2011.

*** The S&P 500 Index is an unmanaged composite of 500-large capitalization companies.  This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an Index.

**** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.  Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Holdings By Sector	% of Net Assets
Alternative Investment	25.1%
Mutual Funds	9.3%
Exchange Traded Funds	4.4%
Other, Cash & Cash Equivalents	61.2%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

SFG Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2013
Shares		Value

	ALTERNATIVE INVESTMENT - 25.1%
7,824	Efficient Diversified Fund SPC – SFG Segregated Portfolio *	$ 6,802,907
	TOTAL ALTERNATIVE INVESTMENT (Cost - $7,021,211)

	EXCHANGE TRADED FUNDS - 4.4%
62,300	Credit Suisse Merger Arbitrage 2x Levered ETN Intraday Indicative Value Index *	1,188,566
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,193,860)

	MUTUAL FUNDS - 9.3%
	ASSET ALLOCATION FUND - 4.8%
60,279	Invesco Convertible Securities Fund	1,312,277

	EQUITY FUND - 4.5%
120,946	Driehaus Select Credit Fund	1,216,720

	TOTAL MUTUAL FUNDS (Cost - $2,364,742)	2,528,997

	SHORT-TERM INVESTMENT - 60.6%
	MONEY MARKET FUND - 60.6%
16,407,020	BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% ** (Cost $16,407,020)	$ 16,407,020

	TOTAL INVESTMENTS - 99.4% (Cost - $26,986,833) (a)	$ 26,927,490
	OTHER ASSETS LESS LIABILITIES - 0.6%	164,950
	NET ASSETS - 100.0%	$ 27,092,440

*	Non-Income producing security.
**	Money market fund; interest rate reflects effective yield on February 28, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,428,332
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 157,424
	Unrealized depreciation	(658,266)
	Net unrealized depreciation	$ (500,842)

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2013

ASSETS
Investment securities:
At cost	$ 26,986,833
At value	$ 26,927,490
Dividends and interest receivable	113
Receivable for Fund shares sold	133,720
Prepaid expenses and other assets	74,266
TOTAL ASSETS	27,135,589

LIABILITIES
Payable for Fund shares redeemed	6,577
Investment advisory fees payable	9,606
Distribution (12b-1) fees payable	275
Fees payable to other affiliates	1,883
Accrued expenses and other liabilities	24,808
TOTAL LIABILITIES	43,149
NET ASSETS	$ 27,092,440

NET ASSETS CONSIST OF:
Paid in capital	$ 27,808,658
Accumulated net investment loss	(631,124)
Accumulated net realized loss from security transactions	(25,751)
Net unrealized depreciation of investments	(59,343)
NET ASSETS	$ 27,092,440

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 950,732
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	100,896
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 9.42
Maximum offering price per share (maximum sales charge of 4.50%)	$ 9.86

Class C Shares:
Net Assets	$ 109,000
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	11,595
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.40

Class I Shares:
Net Assets	$ 26,032,699
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,755,331
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.45

Class N Shares:
Net Assets	$ 9.42
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.42

(a)	Redemptions made within 30 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2013

INVESTMENT INCOME
Dividends	$ 41,859
Interest	769
TOTAL INVESTMENT INCOME	42,628

EXPENSES
Investment advisory fees	197,973
Distribution (12b-1) fees:
Class A	1,184
Class C	541
Transfer agent fees	37,869
Registration fees	30,376
Administrative services fees	22,603
Accounting services fees	22,294
Legal fees	12,739
Audit fees	10,191
Compliance officer fees	7,687
Shareholder reporting expenses	6,199
Insurance Expense	3,814
Custodian fees	3,014
Trustees fees and expenses	2,480
Other expenses	2,450
TOTAL EXPENSES	361,414

Plus: Fees waived by the Advisor	(151,412)

NET EXPENSES	210,002

NET INVESTMENT LOSS	(167,374)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation (depreciation) of investments	(513,099)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(513,099)

NET DECREASE IN NET ASSETS	$ (680,473)

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	February 28, 2013	Period Ended
	(Unaudited)	August 31, 2012 (a)
FROM OPERATIONS
Net investment loss	$ (167,374)	$ (62,974)
Net realized loss from investments	-	(25,751)
Net change in unrealized appreciation/(depreciation) on investments	(513,099)	453,756
Net increase/(decrease) in net assets resulting from operations	(680,473)	365,031

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(15,023)	-
Class C	(1,343)	-
Class I	(384,410)	-
Class N	-	-
Net decrease in net assets resulting from distributions to shareholders	(400,776)	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	369,920	944,831
Class C	-	110,015
Class I	4,961,478	25,053,178
Class N	-	8,123
Net asset value of shares issued in reinvestment of distributions:
Class A	12,672	-
Class C	1,343	-
Class I	383,269	-
Class N	-	-
Redemption fee proceeds:
Class A	3	263
Class C	-	40
Class I	72	3,987
Class N	-	4
Payments for shares redeemed:
Class A	(97,653)	(232,873)
Class C	-	-
Class I	(2,484,002)	(1,217,996)
Class N	-	(8,016)
Net increase in net assets from shares of beneficial interest	3,147,102	24,661,556

TOTAL INCREASE IN NET ASSETS	2,065,853	25,026,587

NET ASSETS
Beginning of Period	25,026,587	-
End of Period*	$ 27,092,440	$ 25,026,587
*Includes accumulated net investment loss of:	$ (631,124)	$ (62,974)

(a) The SFG Futures Strategy Fund commenced operations on December 30, 2011.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the
	February 28, 2013	Period Ended
	(Unaudited)	August 31, 2012 (a)
SHARE ACTIVITY
Class A:
Shares Sold	38,118	95,726
Shares Reinvested	1,370	-
Shares Redeemed	(10,290)	(24,028)
Net increase in shares of beneficial interest outstanding	29,198	71,698

Class C:
Shares Sold	-	11,450
Shares Reinvested	145	-
Shares Redeemed	-	-
Net increase in shares of beneficial interest outstanding	145	11,450

Class I:
Shares Sold	521,297	2,576,822
Shares Reinvested	41,345	-
Shares Redeemed	(259,753)	(124,380)
Net increase in shares of beneficial interest outstanding	302,889	2,452,442

Class N:
Shares Sold	-	813
Shares Reinvested	-	-
Shares Redeemed	-	(812)
Net increase in shares of beneficial interest outstanding	-	1

(a) The SFG Futures Strategy Fund commenced operations on December 30, 2011.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the Period
	Febuary 28, 2013		Ended August 31,
	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 9.85		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.07)		(0.09)
Net realized and unrealized
loss on investments	(0.22)		(0.07)
Total from investment operations	(0.29)		(0.16)

Less distributions from:
Net investment income	(0.14)		-
Total distributions	(0.14)		-

Paid-in-Capital From Redemption Fees	0.00	(3)	0.01

Net asset value, end of period	$ 9.42		$ 9.85

Total return (4,5)	(2.91)%		(1.50)%

Net assets, at end of period (000s)	$ 951		$ 706

Ratio of gross expenses to average
net assets (6,7)	3.06%		49.76%
Ratio of net expenses to average
net assets (7)	1.88%		1.88%
Ratio of net investment loss
to average net assets (7)	(1.56)%		(1.61)%

Portfolio Turnover Rate (5)	0%		130%

(1)	The SFG Futures Strategy Fund's Class A shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the Period
	Febuary 28, 2013		Ended August 31,
	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 9.84		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.11)		(0.14)
Net realized and unrealized
loss on investments	(0.21)		(0.03)
Total from investment operations	(0.32)		(0.17)

Less distributions from:
Net investment income	(0.12)		-
Total distributions	(0.12)		-

Paid-in-Capital From Redemption Fees	0.00	(3)	0.01

Net asset value, end of period	$ 9.40		$ 9.84

Total return (4,5)	(3.26)%		(1.60)%

Net assets, at end of period (000s)	$ 109		$ 113

Ratio of gross expenses to average
net assets (6,7)	3.82%		16.24%
Ratio of net expenses to average
net assets (7)	2.63%		2.63%
Ratio of net investment loss
to average net assets (7)	(2.29)%		(2.42)%

Portfolio Turnover Rate (5)	0%		130%

(1)	The SFG Futures Strategy Fund's Class C shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the Period
	Febuary 28, 2013	Ended August 31,
	(Unaudited)	2012 (1)
Net asset value, beginning of period	$ 9.87	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.06)	(0.07)
Net realized and unrealized
loss on investments	(0.21)	(0.06)
Total from investment operations	(0.27)	(0.13)

Less distributions from:
Net investment income	(0.15)	-
Total distributions	(0.15)	-

Net asset value, end of period	$ 9.45	$ 9.87

Total return (3,4)	(2.73)%	(1.30)%

Net assets, at end of period (000s)	$ 26,033	$ 24,203

Ratio of gross expenses to average
net assets (5,6)	2.82%	4.30%
Ratio of net expenses to average
net assets (6)	1.63%	1.63%
Ratio of net investment loss
to average net assets (6)	(1.30)%	(1.26)%

Portfolio Turnover Rate (4)	0%	130%

(1)	The SFG Futures Strategy Fund's Class I shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4) Not Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	For the
	Six Months Ended		For the Period
	Febuary 28, 2013		Ended August 31,
	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 9.85		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.04		(0.09)
Net realized and unrealized
loss on investments	(0.47)		(0.07)
Total from investment operations	(0.43)		(0.16)

Paid-in-Capital From Redemption Fees	0.00	(3)	0.01

Net asset value, end of period	$ 9.42		$ 9.85

Total return (4,5)	(4.37)%		(1.50)%

Net assets, at end of period (000s)	$ 0	(6)	$ 0	(6)

Ratio of gross expenses to average
net assets (7,8)	35.87%		50.31%
Ratio of net expenses to average
net assets (8)	1.88%		1.88%
Ratio of net investment loss
to average net assets (8)	(1.55)%		(1.56)%

Portfolio Turnover Rate (5)	0%		130%

(1)	The SFG Futures Strategy Fund's Class N shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6) Represents less than $1,000 in net assets.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.

See accompanying notes to financial statements.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2013

1.

ORGANIZATION

The SFG Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital aimed to produce risk-adjusted returns and absolute returns over a full market cycle while managing risk exposure.  The Fund commenced operations on December 30, 2011.

The Fund currently offers four classes of shares:  Class A shares, Class C shares, Class I shares and Class N shares.  Class A shares are offered at net asset value plus a maximum sales charge of 4.50%.  Class C shares, Class I shares and Class N shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  Solutions Fund Group, Inc (the “Advisor”) fair values SFG Fund Limited (SFG-CFC) CTA positions daily. Efficient Capital Management (“Efficient”) the CTA manager provides a daily NAV for the CTA based on the current positions held in the CTA and calculates an estimated profit and loss.  Efficient then calculates a profit and loss based on the previous day holdings using current day prices.  Efficient reviews the completeness of the holdings and reviews material price changes for accuracy.  Management fees and incentive fees are added to the estimated profit and loss to determine the estimated NAV each night.  This process is completed twice a day to allow for intraday comparability.  The fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

February 28, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

February 28, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Alternative Investment	$ -	$ 6,802,907	$ -	$ 6,802,907
Mutual Funds	2,528,997	-	-	2,528,997
Exchange Traded Funds	1,188,566	-	-	1,188,566
Money Market Funds	16,407,020	-	-	16,407,020
Total	$ 20,124,583	$ 6,802,907	$ -	$ 26,927,490

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. During the six months ended February 28, 2013, transfers between Level 2 and 3 are listed in the table below. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classification.

The following amounts were transfers In/(Out) of Level 3 assets:

SFG Futures Strategy Fund

	Alternative Investment	Total
Transfers into Level 3 from Level 2	$ -	$ -
Transfers from level 3 into Level 2	6,802,907	6,802,907
Net Transfer In/(Out) of Level 3	6,802,907	6,802,907

Transfers that were made out of Level 3 represent securities no longer being fair valued using observable inputs and are now being valued using quoted prices in active markets.

Consolidation of Subsidiary – SFG Fund Limited. (SFG-CFC)

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the SFG Futures Strategy Fund includes the accounts of SFG-CFC, a wholly owned and controlled subsidiary.  SFG-CFC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on December 16, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

The SFG Futures Strategy Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

A summary of the SFG Futures Strategy Portfolio’s investments in the CFC is as follows:

	Inception Date of SPC	CFC Net Assets at February 28, 2013	% of Fund Total Assets at February 28, 2013
SFG Fund Limited	3/8/2012	$ 6,802,907	25%

SFG Fund Limited has invested substantially all of its assets in Efficient Diversified Fund SPC – SFG Segregated Portfolio.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

February 28, 2013

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2012 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended February 28, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,746,859 and $0, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Solutions Funds Group, Inc. serves as the Fund’s investment advisor (the “Advisor”).  The Fund has employed Gemini Fund
Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.55% of the Fund’s average daily net assets.  For the six months ended February 28, 2013, the Fund incurred $197,973 of advisory fees.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

February 28, 2013

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2013, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.88%, 1.88%, 2.63% and 1.63% for Class N, Class A, Class C and Class I and, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  For the six months ended February 28, 2013, the total amount of expense reimbursement subject to recapture is $400,382, of which $248,970 will expire on August 31, 2015 and $151,412 will expire on August 31, 2016.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 0.25% and 1.00% of its average daily net assets for Class N, A and C shares respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the six months ended February 28, 2013, the Distributor received $11,484 in underwriting commissions for sales of Class A shares, of which $2,342 was retained by the principal underwriter or other affiliated broker-dealers.

Effective October 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended February 28, 2013, the Fund assessed $75 in redemption fees.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a)(9) of the Act.  As of February 28, 2013, Ameritrade, Inc. held 81.27% of the voting securities for the benefit of others.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

February 28, 2013

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of its assets in BlackRock Liquidity Funds T-Fund.  The Fund may redeem its investment from the BlackRock Liquidity Funds T-Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Liquidity Funds T-Fund.  The BlackRock Liquidity Funds T-Fund invests at least 80% of its assets in US Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.  The financial statements of the BlackRock Liquidity Funds T-Fund, including the portfolio of investments, can be found at BlackRock’s website www.blackrock.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of February 28, 2013 the percentage of the Funds’ net assets invested in the BlackRock Liquidity Funds T-Fund was 60.6%.

8. TAX COMPONENTS OF CAPITAL

As of August 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Other	Unrealized	Total
Ordinary	Long-Term	Loss	and Late	Book/Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Year Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ 400,605	$ -	$ -	$ (48,068)	$ -	$ 12,494	$ 365,031

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss from security transactions are primarily attributable to adjustments for the Fund’s wholly owned subsidiary and tax deferral of losses on wash.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $48,068.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

SFG Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

February 28, 2013

As a shareholder of the SFG Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the SFG Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 through February 28, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the SFG Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Annualized Expense Ratio	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expense Paid During Period*
Class N	1.88%	$1,000.00	$956.30	$9.12
Class A	1.88%	$1,000.00	$970.90	$9.19
Class C	2.63%	$1,000.00	$967.40	$12.83
Class I	1.63%	$1,000.00	$972.70	$7.97

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expense Paid During Period*
Class N	1.88%	$1,000.00	$1,015.47	$9.39
Class A	1.88%	$1,000.00	$1,015.47	$9.39
Class C	2.63%	$1,000.00	$1,011.75	$13.12
Class I	1.63%	$1,000.00	$1,016.71	$8.15

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

SFG Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 28, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the SFG Futures Strategy Fund (the “Fund”) and Solutions Funds Group, Inc. (“SFG” or the “Adviser”).

In advance of the October 28, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to the Adviser (including due diligence questionnaires completed by the Adviser, the Adviser’s Forms ADV, select financial information of the Adviser, bibliographic information regarding the Adviser’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by SFG related to the proposed Investment Advisory Agreement with the Trust, including SFG’s’ ADV, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the extent of SFG’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  Additionally, the Board received satisfactory responses from representatives of SFG with respect to a series of important questions, including: whether SFG was involved in any lawsuits or pending regulatory actions; whether SFG’s management of other accounts would conflict with its management of the Fund; and whether SFG has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by SFG of its practices for monitoring compliance with the Fund’s investment limitations, noting that the Adviser would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of SFG based on information provided by and representations made by SFG and concluded that SFG was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

Although the Adviser was newly formed, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory.

Performance.  As both the Adviser and Fund were newly formed, the Board did not consider the past performance in evaluating the Adviser.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by the Adviser, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by the Adviser with similar

SFG Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

February 28, 2013

 investment objectives and strategies. The Board reviewed the contractual arrangements for the Fund, which stated that the Adviser had agreed to waive or limit its management fee and/or reimburse expenses at least until December 31, 2012, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of the Adviser, particularly the portfolio managers, and the services to be provided to the Fund by the Adviser, the fees to be charged by the Adviser were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, the Adviser’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Privacy Policy

Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-256-0149 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-256-0149.

INVESTMENT ADVISOR

Solutions Funds Group

300 Village Green, Suite 210

Lincolnshire, IL 60069

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6. Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

5/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

5/9/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/9/13